New and amended IFRS Standards that are effective for the current year	12 Months Ended
Dec. 31, 2023
New and amended IFRS Standards that are effective for the current year [Abstract]
New and amended IFRS Standards that are effective for the current year
Note 6. New and amended IFRS Standards that are effective for the current year
The Group adopted the following accounting standard amendments from January 1, 2023. The evaluation performed by management determined that these amendments did not result in a significant impact in relation to the Group as of December 31, 2023.
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) - Effective January 1, 2023
The amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The Group adopted this amendment to IAS 1 and IFRS Practice Statement 2 from January 1, 2023. Although the amendments do not result in any changes to the accounting policies themselves, they impact the accounting policy information disclosed in the financial statements.
The amendments require the disclosure of 'material', rather than 'significant', accounting policies. Management reviewed the material accounting policies and the information disclosed in Note 3. Material information on accounting policies (2022: Summary of significant accounting policies) in line with the amendments and determine that there was not a significant impact as of December 31, 2023.
Definition of Accounting Estimate (Amendments to IAS 8) - Effective January 1, 2023
The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty. The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy. The distinction between the two is important because changes in accounting policies are applied retrospectively, whereas changes in accounting estimates are applied prospectively.
The evaluation performed by Management determined that there was not significant impact in relation to the Group as of December 31, 2023.
Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction –Amendments to IAS 12 Income Taxes -Effective January 1, 2023
The amendments to IAS 12 Income Tax narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities. The evaluation performed by Management determined that there was not significant impact in relation to the Group as of December 31, 2023.

Global minimum top-up tax -Amendments to IAS 12 Income Taxes -Effective December 31, 2023
The Group has considered the International Tax Reform-Pillar Two Model Rules-Amendments to IAS 12 upon their release on 23 May 2023. The amendments provide a temporary mandatory exemption from deferred tax accounting for top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure from December 31, 2023. The mandatory exemption applies retrospectively. However, because no new legislation to implement the top-up tax was enacted or substantively enacted as of December 31, 2022, in any jurisdiction in which the Group operates and no related deferred taxes were recognized at that date, the retrospective application has no impact on the Group.

This Amendment, which modified IAS 12 -Income Taxes, applies to income taxes arising from tax legislation enacted to implement the rules of the Pillar I and II model published by the Organization for Economic Cooperation and Development (OECD). The rules of this model ensure that large multinational companies are subject to a minimum tax rate of 15%. The minimum tax is calculated based on financial accounting standards and is based on two main components: profits and taxes paid. The Amendment grants companies temporary relief from accounting for deferred taxes arising from the Organization for Economic Cooperation and Development (OECD) international tax reform.